Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

	As at 30.06.26	As at 31.12.25
	£m	£m
Guarantees and letters of credit pledged as collateral security	17,687	16,749
Performance guarantees, acceptances and endorsements	8,235	8,625
Documentary credits and other short-term trade related transactions	1,263	1,103
Standby facilities, credit lines and other commitments	429,277	423,503
Total [1]	456,462	449,980
1 Includes exposures relating to financial assets classified as assets held for sale.